Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability
Changes in accrued warranty liabilities during the indicated periods are as follows:

	Six months ended June 30,
	2024	2023
Balance, January 1	$17,871	$13,550
Provision	2,856	10,043
Utilized	(5,233)	(6,888)
Foreign currency adjustment	(45)	369
Balance, June 30	$15,449	$17,074